                     [DELOITTE & TOUCHE LLP LETTERHEAD]


REPORT ON THE INTERNAL CONTROL STRUCTURE

To the Board of Directors
Valor Investment Fund, Inc.
Detroit, Michigan

In planning and performing our audit of the financial statements of Valor Investment Fund, Inc. for the year ended July 31, 1997, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of Valor Investment Fund, Inc. is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses as defined above as of July 31, 1997.

                                  * * * * * *

This report is intended solely for the information and use of management and the Securities and Exchange Commission.


Deloitte & Touche LLP

September 26, 1997
Detroit, Michigan

                                                                VALOR INVESTMENT
                                                                      FUND, INC.
                                                    Financial Statements for the
                                                   Year Ended July 31, 1997, and
                                                    Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226

                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 1997







To our Shareholders:

The financial statements of your Company for the fiscal year ended July 31, 1997, are included in this Annual Report. Net assets at July 31, 1997 were $14,066,950, equal to $15.92 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 1996 was $15.57 per share, based upon the same number of outstanding shares. The increase in net asset value at July 31, 1997 from the net asset value at July 31, 1996 is primarily due to an increase in unrealized appreciation of investments in securities.

Your Company's net investment income for the year August 1, 1996 to July 31, 1997 was $769,433. Your Company has paid dividends of $.91 per share of common stock from investment income during fiscal 1997. The $.91 is further broken down into $.49 and $.42 per share of common stock which were paid on November 1, 1996 and May 2, 1997, respectively. In November 1997, your Company intends to pay a final dividend from net investment income earned during fiscal 1997. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 1997.

Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.

We wish to express our appreciation for your continued participation in the Fund.

Respectfully submitted,




WILLIAM B. KLINSKY, PRESIDENT
-------------------------------------------
WILLIAM B. KLINSKY,
PRESIDENT

                      [DELOITTE & TOUCHE LLP LETTERHEAD]




INDEPENDENT AUDITORS' REPORT


To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Company") including the schedule of investments in securities as of July 31, 1997, and the related statements of operations and shareholders' investment for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Valor Investment Fund, Inc., as of July 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
September 26, 1997
Detroit, Michigan

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities - at market value (cost of $13,206,327)     $13,892,459
  Interest receivable                                                       197,741
  Prepaid expenses                                                            3,750
                                                                        -----------
           Total assets                                                  14,093,950
                                                                        -----------
LIABILITIES - Accrued expenses                                               27,000
                                                                        -----------
           Total liabilities                                                 27,000
                                                                        -----------
NET ASSETS (equivalent to $15.92 per share based on 883,525 shares of
  common stock outstanding at July 31, 1997)                            $14,066,950
                                                                        ===========

See notes to financial statements

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997
--------------------------------------------------------------------------------

                                                              PRINCIPAL    AMORTIZED
                                                                AMOUNT        COST        MARKET
MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                        $  115,139   $  115,139   $  115,139
                                                             -----------   ----------   ----------
SHORT-TERM MUNICIPAL BONDS -
  Oregon General Obligation, 5.900%, July 15, 1998               500,000      500,000      509,940
                                                             -----------   ----------   ----------
           Total short-term municipal bonds                      500,000      500,000      509,940
                                                             -----------   ----------   ----------
LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012            275,000      272,639      304,937
  Ann Arbor General Obl, 6.000%, September 1, 2009               100,000       98,103      105,671
  Avondale School District, 5.800%, May 1, 2015                  140,000      140,000      147,575
  Bay County General Obl, 6.500%, May 1, 2004                    500,000      500,000      513,210
  Berkley City Sch Dist MI FGIC, 5.625%, Jan 1, 2015             270,000      262,061      280,074
  Brandon School District, 5.600%, May 1, 2010                   100,000       98,729      105,573
  Brevard County Solid Waste Disposal, 5.700%,
    April 1, 2009                                                100,000      100,000      103,824
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                150,000      150,000      166,523
  Carrollton Public School District, 6.400%, May 1, 2004          65,000       64,785       67,222
  Carrollton Public School District, 6.400%, May 1, 2005          75,000       74,721       77,554
  Carrollton Public School District, 6.400%, May 1, 2006          75,000       74,691       77,540
  Carrollton Public School District, 6.400%, May 1, 2007          75,000       74,663       77,541
  Cedar Springs Public School District, 5.875%, May 1, 2014      250,000      249,383      263,595
  Central Michigan University Rev., 7.000%, October 1, 2000      210,000      226,765      231,525
  Central Michigan University Rev., 5.500%, October 1, 2010      200,000      200,000      206,798
  Central Michigan University Rev., 6.000%, October 1, 2013      100,000      100,957      105,768
  Cheboygan General Obligation, 5.400%, November 1, 2015         100,000       98,877      103,166
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013          100,000      100,000      104,411
  Chicago, Illinois General Obl., 6.250%, January 1, 2012        200,000      207,189      216,484
  Clintondale Comm. Schools, 6.500%, May 1, 2010                 100,000       99,604      111,726
  Cook County General Obl., 5.400%, November 15, 2008            200,000      200,000      210,346
  Essexville Hampton Public Schools, 5.500%, May 1, 2117         150,000      146,111      153,510
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, Sept 1, 2009        145,000      145,644      145,077
  Ferndale School District, 5.375%, May 1, 2116                  100,000       98,015      100,164
  Flat Rock Comm. School District, 5.25%, May 1, 2010            125,000      123,392      128,074
  Flint, Michigan General Obl., 6.250%, November 1, 2003         100,000       98,539      102,254
  Flint, Michigan General Obl., 6.250%, November 1, 2004         100,000       98,339      102,226
  Florida General Obligation, 5.900%, October 1, 2008            250,000      244,960      254,125
  Florida State Board of Education, 6.000%, May 1, 2005          500,000      500,000      550,980
  Florida State Board of Education, 5.200%, June 1, 2016          25,000       22,975       25,043
  Grand Haven Area Pub. Schools, 6.050%, May 1, 2014             165,000      163,439      175,568
  Grand Ledge Public Schools, 6.400%, May 1, 2008                 50,000       54,116       56,370
  Grosse Isle General Obligation, 5.200%, March 1, 2008           25,000       24,635       25,790
  Hudsonville Public Schools, 6.000%, May 1, 2009                100,000      100,000      108,050
                                                             -----------   ----------   ----------
           Total forward                                       5,220,000    5,213,332    5,508,294

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997
-------------------------------------------------------------------------------


                                                                PRINCIPAL     AMORTIZED
                                                                  AMOUNT         COST         MARKET

         Total forward                                        $ 5,220,000   $ 5,213,332   $ 5,508,294

Huron Valley School District MI FGIC, 5.875%,
  May 1, 2016                                                     100,000        98,953       106,044
Illinois State Sales Tax Revenue, 5.400%, June 15, 2013           150,000       146,068       153,074
Intermountain Power Agency, 6.000%, July 1, 2016                  315,000       322,782       315,097
Kalamazoo Water Revenue MI FSA, 5.625%,  Sept 1, 2011             100,000        98,416       105,141
Kentwood Public Schools, 6.400%, May 1, 2015                      500,000       500,000       542,000
King County General Obligation, 6.200%, June 1, 2002              500,000       500,000       500,790
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                 180,000       179,467       182,705
Lenawee County, MI Gen. Obl., 6.050%, May 1, 1999                 100,000       100,000       101,477
Lenawee County, MI Gen. Obl., 6.100%, May 1, 2000                 125,000       125,000       126,834
Lenawee County, MI Gen. Obl., 6.150%, May 1, 2001                 125,000       125,000       126,826
Lincoln Consolidated School District, 5.800%, May 1, 2114         115,000       115,000       120,714
Macomb Water Sup. & Sew. Disp., 6.000%, January 1, 2012           200,000       200,000       208,274
Marysville Public School District, 5.750%, May 1, 2014            150,000       147,784       157,001
Michigan Higher Ed Stu Ln Rv, 6.000%, Sept 1, 2008                170,000       170,945       179,302
Michigan Municipal Bond Auth. Rev., 5.400%, Oct 1, 2014           100,000        96,380       102,177
Michigan Public Power Agency Revenue, 5.500%,
  January 1, 2113                                                 100,000        99,516       101,453
Michigan State Bldg. Auth. Rev., 6.250%, October 1, 2020          250,000       245,858       267,725
Michigan State Housing Development Authority Revenue,
  5.600%, December 1, 2009                                        155,000       155,000       158,379
Michigan State Trunk Line Rev., 6.000%, August 15, 2019           250,000       241,847       253,383
Millington Community School Dist., 5.700%, May 1, 2005            100,000        93,766       102,260
Monroe County General Obl., 5.250 %, November 1, 2002              65,000        62,103        65,783
Mount Pleasant Water Revenue, 6.000%, February 1, 2015            340,000       333,407       361,264
Novi Community School District, 6.1250%, May 1, 2013              250,000       250,562       268,035
Oakland County General Obl., 6.200%, May 1, 2003                  500,000       490,647       512,160
Oakland County General Obl., 6.000%, November 1, 2011             115,000       114,082       121,730
Oakland County General Obl., 6.000%, November 1, 2013             145,000       142,465       153,832
Orange County Sales Tax Rev., 5.250%, January 1, 2016             150,000       148,088       149,292
Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003           250,000       251,413       275,553
Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                    35,000        34,657        38,226
St. Lucie County School Board, 5.375%, July 1, 2013               150,000       150,000       153,437
San Antonio General Obligation, 5.750%, August 1, 2013            110,000       110,258       114,597
Santa Monica, Cal Univ Sch Dist, 5.400%, August 1, 2009            50,000        50,000        52,346
Tarrant Co. Water Control, TX, 5.750%, March 1, 2001              150,000       150,000       158,216
University of Michigan, Revenue, 5.750%, April 1, 2003             75,000        71,310        75,914
University of Michigan, Revenue, 5.800%, April 1, 2010            230,000       230,000       243,713
Utica Community Schools, MI, 7.100%, May 1, 2006                   75,000        75,000        82,399
                                                             ------------  ------------   -----------

         Total forward                                         11,695,000    11,639,106    12,245,447

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1997
-------------------------------------------------------------------------------

                                                           PRINCIPAL      AMORTIZED
                                                             AMOUNT          COST        MARKET
           Total forward                                  $11,695,000   $11,639,106   $12,245,447

  WA State Public Power Supp., 6.00%, July 1, 2012            100,000       101,568       101,037
  Warren Consolidated Sch Dist MI MBIA, 5.50%,
    May 1, 2014                                               200,000       193,950       204,538
  Washoe County General Obl., 6.200%, April 1, 2010           185,000       181,564       200,723
  Yale Public Schools District, MI, 5.000%, May 1, 2005       125,000       125,000       128,048
  Zeeland Public Schools, MI, 6.000%, May 1, 2010             100,000       100,000       110,739
  Zeeland Public Schools, MI, 6.000%, May 1, 2014             250,000       250,000       276,848
                                                          -----------   -----------   -----------
           Total long-term municipal bonds                 12,655,000    12,591,188    13,267,380
                                                          -----------   -----------   -----------
TOTAL INVESTMENTS                                         $13,270,139   $13,206,327   $13,892,459
                                                          ===========   ===========   ===========

See notes to financial statements.                                   (Concluded)

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income                                                     $  798,069
  Gain on disposition                                                     22,274
                                                                      ----------
          Total investment income                                        820,343

EXPENSES:
  Professional fees                                                       35,990
  Custodian fees                                                          11,500
  Other                                                                    3,420
                                                                      ----------
           Total expenses                                                 50,910
                                                                      ----------
NET INVESTMENT INCOME (equivalent to $.87 per share based on
    883,525 shares of common stock outstanding at July 31, 1997)         769,433

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                    340,818
  End of period                                                          686,132
                                                                      ----------
INCREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                       345,314
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,114,747
                                                                      ==========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS INVESTMENT
YEAR ENDED JULY 31, 1997
--------------------------------------------------------------------------------

                                                COMMON STOCK                         UNDISTRIBUTED  UNREALIZED
                                                ------------                              NET      APPRECIATION
                                          SHARES                PAID-IN    RETAINED    INVESTMENT       OF
                                         (NOTE 4)  PAR VALUE    SURPLUS    EARNINGS      INCOME     INVESTMENTS     TOTAL

BALANCE AT AUGUST 1, 1996                883,525   $883,525   $180,944   $11,967,524   $ 383,900    $340,818   $ 13,756,711
  Net increase in net assets resulting
    from operations                                                                      769,433     345,314      1,114,747

  Dividends to shareholders
    ($.91 per share)                                                                    (804,508)                  (804,508)
                                         -------   --------   --------   -----------   ---------    --------   ------------
BALANCE AT JULY 31, 1997                 883,525   $883,525   $180,944   $11,967,524   $ 348,825    $686,132   $ 14,066,950
                                         =======   ========   ========   ===========   =========    ========   ============


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 1997 AND 1996
--------------------------------------------------------------------------------

                                                                      1997           1996
OPERATIONS:
  Net investment income                                           $   769,433   $    819,857
  Increase (decrease) in unrealized appreciation                      345,314         (1,759)
                                                                  -----------   ------------
           Net increase in net assets resulting from operations     1,114,747        818,098

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
   INCOME                                                             804,508        804,008
                                                                  -----------   ------------
INCREASE IN NET ASSETS                                                310,239         14,090

NET ASSETS:
  Beginning of period                                              13,756,711     13,742,621
                                                                  -----------   ------------
  End of period                                                   $14,066,950   $ 13,756,711
                                                                  ===========   ============

See notes to financial statements.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 1997
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Company is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      INVESTMENT SECURITIES - Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 1997.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $800 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 1997:

        Balance, August 1, 1996                              $ 13,331,759

          Plus:
            Purchases                                           2,818,231
            Discount accretion net of premium amortization            473
          Less:
            Matured securities                                   (275,000)
            Redeemed securities                                (2,669,136)
                                                             ------------

        Balance, July 31, 1997                               $ 13,206,327
                                                             ============

      Approximately $951,770 in purchases and $910,876 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the year ended July 31, 1997, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at July 31, 1997.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,006,253 at July 31, 1997. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

        Aggregate gross unrealized depreciation               $  (8,783)
        Aggregate gross unrealized appreciation                 894,989
                                                              ---------
        Net unrealized appreciation                           $ 886,206
                                                              =========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the year:

                                                                                 Year Ended July 31
                                                     ------------------------------------------------------------------------
                                                         1997            1996           1995           1994         1993

            Investment income                        $      0.93           0.96    $      0.95    $      1.05    $      1.00
            Expenses                                       (0.06)         (0.03)         (0.04)         (0.05)         (0.04)
                                                     -----------    -----------    -----------    -----------    -----------
            Net investment income                           0.87           0.93           0.91           1.00           0.96
            Dividends from investment income               (0.91)         (0.91)         (0.97)         (0.96)         (0.94)
            Increase (decrease) in unrealized
              appreciation                                  0.39                          0.14          (0.46)
                                                     -----------    -----------    -----------    -----------    -----------
            Increase (decrease) in net asset value          0.35           0.02           0.08          (0.42)          0.02
            Net asset value - beginning                    15.57          15.55          15.47          15.89          15.87
                                                     -----------    -----------    -----------    -----------    -----------
            Net asset value - ending                 $     15.92    $     15.57    $     15.55    $     15.47    $     15.89
                                                     ===========    ===========    ===========    ===========    ===========
            Weighted average shares outstanding
              during the year                            883,525        883,525        883,525        883,525        883,525
                                                     ===========    ===========    ===========    ===========    ===========

7.    INTEREST INCOME

      The following details, by state, the interest income earned by the Company during the year ended July 31, 1997:


        Alaska                                                  $ 17,689
        California                                                 2,700
        Florida                                                   83,854
        Illinois                                                  36,940
        Michigan *                                               536,834
        Nevada                                                    11,745
        Oregon                                                    38,001
        Texas                                                     14,934
        Utah                                                      18,480
        Washington                                                36,892
                                                                --------
        Total                                                   $798,069
                                                                ========

      * Included in the Michigan total is $5,170 interest earned on a tax-exempt money market fund for the year ended July 31, 1997.